FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

27.FINANCIAL INSTRUMENTS

	Group	Group
	2023	2022
	$’000	$’000
Carrying amount of financial assets
Measured at amortised cost
- Mining equipment prepayments	—	5,978
- Trade and other receivables	1,131	—
- Cash and cash equivalents	7,443	20,091
Measured at fair value through profit or loss	400	414
Total carrying amount of financial assets	8,974	26,483

Carrying amount of financial liabilities
Measured at amortised cost
- Trade and other payables	7,501	10,020
- Short term loans	280	11,605
- Long term loans	25,599	25,915
- Issued debt - bonds	38,170	37,810
- Lease liabilities	—	545
Total carrying amount of financial liabilities	71,550	85,895

Fair Value Estimation

Fair value measurements are disclosed according to the following fair value measurement hierarchy:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1)
●	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices), or indirectly (that is, derived from prices) (Level 2)
●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3). This is the case for unlisted equity securities.

The following table presents the Group’s assets that are measured at fair value at 31 December 2023 and 31 December 2022.

	Level 1	Level 2	Level 3	Total
Assets	$’000	$’000	$’000	$’000
Financial assets at fair value through profit or loss
- Equity holdings	—	—	400	400
- Digital assets	—	385	—	385
Total at 31 December 2023	—	385	400	785

	Level 1	Level 2	Level 3	Total
Assets	$’000	$’000	$’000	$’000
Financial assets at fair value through profit or loss
- Equity holdings	14	—	400	414
- Digital assets	—	443	—	443
Total at 31 December 2022	329	443	400	857

All financial assets are in listed and unlisted securities and digital assets.

There were no transfers between levels during the period.

The Group recognises the fair value of financial assets at fair value through profit or loss relating to unlisted investments at the cost of investment unless:

●	There has been a specific change in the circumstances which, in the Group’s opinion, has permanently impaired the value of the financial asset. The asset will be written down to the impaired value;
●	There has been a significant change in the performance of the investee compared with budgets, plans or milestones;
●	There has been a change in expectation that the investee’s technical product milestones will be achieved or a change in the economic environment in which the investee operates;
●	There has been an equity transaction, subsequent to the Group’s investment, which crystallises a valuation for the financial asset which is different to the valuation at which the Group invested. The asset’s value will be adjusted to reflect this revised valuation; or
●	An independently prepared valuation report exists for the investee within close proximity to the reporting date.
●	The deferred consideration has been fair valued to the year - end date as the amount is to be paid in Argo shares.